Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date through the date that the unaudited condensed financial statements were issued. Based on this review, the Company did not identify any subsequent events except for those stated below that would have required adjustment or disclosure in the unaudited condensed financial statements.

On April 17, 2023, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Envoy Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Envoy Medical Corporation, a Minnesota Corporation (“Envoy”), a U.S.-based medical device company that has developed and is in early clinical testing of an implanted device that already received “Breakthrough Device Designation” from the Food and Drug Administration. The transactions contemplated by the Business Combination Agreement are referred to herein as the “Proposed Business Combination.”

Pursuant to the terms of the Business Combination Agreement, Merger Sub will merge with and into Envoy, the separate corporate existence of Merger Sub will cease and Envoy will be the surviving corporation and wholly owned, privately-held subsidiary of the Company (the “Merger”). The Company will change its name to “Envoy Medical, Inc.”, which will continue as the surviving public corporation after the closing of the Proposed Business Combination (the “Closing”).

As a result of the Merger, among other things, (a) each share of Envoy common stock, par value $0.01 per share (the “Envoy common stock”), issued and outstanding (including Envoy common stock issued upon the exercise or conversion of Envoy warrants, Envoy convertible notes or Envoy preferred stock) shall be canceled and converted into the right to receive a number of shares of Class A common stock equal to the exchange ratio (as calculated pursuant to the Business Combination Agreement), amounting to aggregate closing Merger consideration of 15 million shares of Class A Common Stock (subject to adjustment as provided in the Business Combination Agreement); (b) each outstanding option to purchase shares of Envoy common stock will be cancelled in exchange for nominal consideration; (c) immediately prior to the effective time of the Merger, each outstanding Envoy warrant will automatically, depending on the applicable exercise price, be canceled or exercised on a net exercise basis and converted into shares of Envoy common stock in accordance with its terms; and (d) immediately prior to the effective time of the Merger, each outstanding Envoy convertible note will automatically be converted into shares of Envoy common stock in accordance with its terms.

Concurrently with the execution of the Business Combination Agreement, the Company entered into (A) a Sponsor Support and Forfeiture Agreement with the Sponsor and Envoy pursuant to which, among other things, the Sponsor agreed to vote in favor of the Proposed Business Combination and, subject to and upon the Closing, forfeit all of the 12,500,000 outstanding Anzu private placement warrants and a number of shares of Class B common stock held by the Sponsor as determined pursuant to the Sponsor Support Agreement; (B) a Subscription Agreement with the Sponsor pursuant to which, among other things, the Sponsor agreed to subscribe for and purchase, and the Company agreed to issue and sell to Sponsor, 1,000,000 shares of the Company’s Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) at a price of $10.00 per share, for gross proceeds of $10,000,000, in a private placement to be consummated following the Closing, on the terms and subject to the conditions set forth in the Subscription Agreement; and (C) Stockholder Support Agreements with Envoy and executives, directors and certain 5% or greater stockholder of Envoy (the “Key Stockholder”) pursuant to which, among other things, the Key Stockholder, who collectively own approximately 40.1% of the issued and outstanding shares of Envoy common stock on a fully diluted basis as of the date of the Shareholder Support Agreement, agreed to, among other things, vote in favor of the Business Combination Agreement and the transactions contemplated thereby.

The Proposed Business Combination is expected to close in the third quarter of 2023, and is subject to customary closing conditions as set forth in the Business Combination Agreement.

On April 17, 2023, prior to entering into the Business Combination Agreement, the Company, Envoy, and Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”) and Meteora Select Trading Opportunities Master, LP (“MSTO” and, together with MSOF and MCP, collectively the “Seller”) entered into an agreement (the “Forward Share Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction. Pursuant to the terms of the Forward Share Purchase Agreement, Seller intends, but is not obligated, to purchase through a broker in the open market, following the period for making redemption elections and prior to the Closing, up to 4,300,000 shares of Class A common stock (subject to adjustment as provided in the Forward Share Purchase Agreement) from holders of Class A common stock (other than the Company or its affiliates) including from holders who have previously elected to redeem their Class A Common Stock pursuant to the redemption rights set forth in the Company’s amended and restated certificate of incorporation, as amended, in connection with the Business Combination. Pursuant to the terms of the Forward Share Purchase Agreement, the Seller in its sole discretion may request warrants of the Company exercisable for shares of Class A common stock in an amount equal to (i) 4,300,000 shares of Class A common stock less (ii) the number of shares of Class A common stock specified in the Forward Share Purchase Agreement’s pricing date notice (“Shortfall Warrants”). The Shortfall Warrants will (i) have an exercise price equal to the redemption price per share indicated to investors ahead of the Company’s redemption notice deadline in connection with the Business Combination (subject to adjustment as provided in the Forward Share Purchase Agreement), (ii) expire on June 30, 2024 and (iii) not provide for cashless exercise or net share settlement. The Form of Shortfall Warrant shall be agreed upon by the parties to the Forward Share Purchase Agreement within 45 days of the date of the Forward Share Purchase Agreement.

On April 17, 2023, the Company and the Forward Purchasers terminated the Forward Purchase Agreements, dated December 6, 2021, by and between the Company and the Forward Purchasers (as discussed in Note 6).

Note 13 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through April 3, 2023, the date that the financial statements were issued. Based on this review, the Company did not identify any subsequent events besides what is disclosed below that would have required adjustment or disclosure in the financial statements.

In February 2023, the remaining underwriter resigned from its role in the Company’s potential business combination with Envoy Medical Corporation (the “Proposed Business Combination”) and thereby waived its entitlement to $10,412,500 in deferred underwriting fees solely with respect to the Proposed Business Combination.

On February 28, 2023, the Company reconvened its special meeting of stockholders, which was originally scheduled for February 9, 2023, adjourned until February 21, 2023 and further adjourned until February 28, 2023 (the “Special Meeting”). At the Special Meeting, the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a Business Combination from March 4, 2023 to September 30, 2023 or such earlier date as determined by the Company’s board of directors (the “Extension”). Following the approval of the Extension, the Company waived its right under the amended and restated certificate of incorporation to withdraw up to $100,000 of interest from the Trust Account to pay dissolution expenses in the event of the Company’s liquidation.

In connection with the Special Meeting, stockholders holding 38,187,226 shares of the Company’s Class A common stock exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $387.6 million (approximately $10.15 per share of Class A common stock) was removed from the Trust Account to pay such holders and approximately $45.1 million remained in the Trust Account. Following the redemptions, the Company has 4,312,774 shares of Class A common stock outstanding.

On March 21, 2023, the Company and the Sponsor amended the 2022 Promissory Note to extend the maturity date of the 2022 Working Capital Loan to the earlier of (i) December 31, 2023 or (ii) the consummation of a Business Combination.

On March 21, 2023, the Company issued an additional unsecured promissory note (the “2023 Promissory Note”) to the Sponsor, pursuant to which the Sponsor may provide up to $1,190,000 to the Company as a working capital loan (the “2023 Working Capital Loan”). The 2023 Working Capital Loan does not bear interest and is repayable in full upon on the earlier of (i) December 31, 2023 or (ii) the consummation of a Business Combination. The 2023 Working Capital Loan is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the 2023 Working Capital Loan and all other sums payable with regard to the 2023 Working Capital Loan becoming immediately due and payable. As of April 3, 2023, $734,300 was outstanding under the 2023 Promissory Note.